Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other comprehensive income (loss), net of tax	¥ 206,038	¥ 135,693	¥ 138,921
Net income (loss), including portion attributable to noncontrolling interest	338,587	296,933	322,853
Income tax expense (benefit)	131,388	95,245	186,594
Net unrealized gains (losses) on investments		0
Revision of Prior Period, Adjustment | Accounting Standards Update 2018-12 [Member]
Net unrealized gains (losses), tax			4,296
Effect of Modified Retrospective Application Accounting Standards Update 2018-12 | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Other comprehensive income (loss), net of tax		(24,641)
Other comprehensive income (loss), tax		4,296
Net income (loss), including portion attributable to noncontrolling interest		189,157
Income tax expense (benefit)		(66,702)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	27,906	41,871	21,836
Reclassification adjustment included in net income, tax	(749)	90	61
Other comprehensive income (loss), net of tax	(67,762)	(110,166)	(56,684)
Net unrealized gains (losses) on investments	(82)
Net unrealized gains (losses) on investments, net of tax	16
Impact of changes in policy liability discount rate
Net unrealized gains (losses), tax	(32,471)	(43,576)	(23,126)
Other comprehensive income (loss), net of tax	93,269	126,980	62,177
Debt valuation adjustments
Net unrealized gains (losses), tax	69	(25)	121
Reclassification adjustment included in net income, tax	5	5	10
Other comprehensive income (loss), net of tax	(191)	54	(337)
Defined benefit pension plans
Net unrealized gains (losses), tax	(5,655)	(1,706)	(4,738)
Reclassification adjustment included in net income, tax	101	76	(151)
Other comprehensive income (loss), net of tax	13,293	4,448	13,002
Foreign currency translation adjustments
Net unrealized gains (losses), tax	35,593	19,131	17,642
Reclassification adjustment included in net income, tax	(4,601)	(1,806)	(295)
Other comprehensive income (loss), net of tax	173,304	94,707	105,693
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	578	(3,106)	(3,256)
Reclassification adjustment included in net income, tax	¥ 945	¥ (408)	¥ (1,478)